FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities fair value at December 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024
	Level 1	Level 2	Level 3
Assets:
Money market fund	$28,843	$—	$—
Total	$28,843	$—	$—

Amounts included in:
Cash and cash equivalents	$28,843	$—	$—
Total	$28,843	$—	$—

	December 31, 2024
	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities at fair value	$—	$—	$12,875
Warrants liability	—	32,140	9,010
Total	$—	$32,140	$21,885
NOTE 15. FAIR VALUE MEASUREMENTS (cont.)

	December 31, 2023
	Level 1	Level 2	Level 3
Assets:
Money market fund	$710	$—	$—
Bank deposits	—	44,395	—
Total	710	44,395	—

Amounts included in:
Cash and cash equivalents	$710	$—	$—
Short-term investments	—	44,395	—
Total	$710	$44,395	$—

	December 31, 2023
	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities at fair value	$—	$—	$4,126
Warrants liability	—	—	3,400
Total	$—	$—	$7,526

Fair value of warrants liability

The Warrants issued as part of the SPAs mentioned in Note 13 were valued using Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. As part of the inputs used in the Black-Scholes model to determine the fair value of these Warrants, the expected volatility of the Class A Ordinary shares was estimated based on the historical volatility of the Company's own publicly traded shares.
The following table provides the inputs used for Level 3 fair value measurements of warrants liability:

	December 31, 2024			December 31, 2023
Stock price	$8.83			$5.14
Strike price	$4.42	-	$5.74	$4.97	-	$5.74
Term (in years)	1.5	-	2.5	1.5	-	2.5
Volatility	97.80%	-	116.20%	57.77%	-	59.65%
Risk-free rate	4.19%	-	4.30%	4.15%	-	4.34%
Dividend yield	0.0%			0.0%

The pre-funded warrants mentioned in Note 13 are classified as Level 2 due to the use of observable market data for similar instruments. The fair value of the pre-funded warrants is determined to be consistent with the fair value of the Company's Class A Ordinary share due to the nominal exercise price.
NOTE 15. FAIR VALUE MEASUREMENTS (cont.)

Derivative liability at fair value

Derivative liability at fair value was valued using a Monte-Carlo simulation, which was considered to be a Level 3 fair value measurement. The Monte-Carlo simulation primary input utilized in determining the fair value of the Derivative liability was the expected volatility of the Class A ordinary shares. The expected volatility was based on the historical price of the Company’s Class A ordinary shares.
The following table provides the inputs used for Level 3 fair value measurements of derivative liability:

	December 31, 2024			December 31, 2023
Stock price	$8.83			$5.14
Term (in years)	1.5	-	2.5	1.5	-	2.5
Volatility	95.00%	-	96.54%	57.77%	-	59.65%
Risk-free rate	4.48%	-	4.49%	4.27%	-	4.34%
Cost of Debt (Rd)	7.64%			7.03%	-	7.10%
Dividend yield	0.0%			0.0%

Changes in the fair value of Level 3

The following table presents the changes in the fair value of Level 3 warrants and derivative liabilities for the year ended December 31, 2024 and 2023:

Total Level 3 Financial Liabilities
Balance at December 31, 2023	$7,526
Change in fair value of derivative liabilities at fair value	9,143
Partial conversion of convertible notes	(394)
Change in fair value of warrants liability	5,610
Balance at December 31, 2024	$21,885

Total Level 3 Financial Liabilities
Balance at December 31, 2022	$—
Issuance of derivative liabilities at fair value (Note 13)	4,366
Change in fair value of derivative liabilities at fair value	(240)
Issuance of warrants (Note 13)	3,796
Change in fair value of warrants liability	(396)
Balance at December 31, 2023	$7,526